American Balanced Fund® Summary prospectus January 1, 2017

Class	A	B	C	F-1	F-2	F-3	529-A	529-B	529-C	529-E
	ABALX	BALBX	BALCX	BALFX	AMBFX	AFMBX	CLBAX	CLBBX	CLBCX	CLBEX
Class	529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
	CLBFX	RLBAX	RLBBX	RAMHX	RLBCX	RLBEX	RLEFX	RLBFX	RLBGX

Investment objectives The investment objectives of the fund are: (1) conservation of capital, (2) current income and (3) long-term growth of capital and income.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 26 of the prospectus and on page 67 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Share class:	A and 529-A	B and 529-B	C and 529-C	529-E	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	5.00%	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated January 1, 2017, are incorporated by reference into this summary prospectus.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	B	C	F-1	F-2	F-3	529-A
Management fees	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.24	1.00	1.00	0.25	none	none	0.23
Other expenses	0.11	0.10	0.15	0.17	0.16	0.06[2]	0.22
Total annual fund operating expenses	0.58	1.33	1.38	0.65	0.39	0.29	0.68

Share class:	529-B	529-C	529-E	529-F-1	R-1	R-2	R-2E
Management fees	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.99	0.99	0.50	0.00	1.00	0.75	0.60
Other expenses	0.24	0.23	0.19	0.23	0.15	0.41[3]	0.31[3]
Total annual fund operating expenses	1.46	1.45	0.92	0.46	1.38	1.39	1.14

Share class:	R-3	R-4	R-5E	R-5	R-6
Management fees	0.23%	0.23%	0.23%	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.50	0.25	none	none	none
Other expenses	0.21[3]	0.15	0.30[3]	0.11	0.06
Total annual fund operating expenses	0.94	0.63	0.53	0.34	0.29

1 A contingent deferred sales charge of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2 Based on estimated amounts for the current fiscal year.

3 Restated to reflect current fees.

1     American Balanced Fund / Summary prospectus

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	B	C	F-1	F-2	F-3	529-A	529-B	529-C	529-E	529-F-1	R-1	R-2	R-2E
1 year	$ 631	$ 635	$ 240	$ 66	$ 40	$ 30	$ 640	$ 649	$ 248	$ 94	$ 47	$ 140	$ 142	$ 116
3 years	750	821	437	208	125	93	780	862	459	293	148	437	440	362
5 years	880	929	755	362	219	163	932	997	792	509	258	755	761	628
10 years	1,259	1,395	1,657	810	493	368	1,373	1,534	1,735	1,131	579	1,657	1,669	1,386

Share class:	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	B	C	529-B	529-C
1 year	$ 96	$ 64	$ 54	$ 35	$ 30		1 year	$ 135	$ 140	$ 149	$ 148
3 years	300	202	170	109	93		3 years	421	437	462	459
5 years	520	351	296	191	163		5 years	729	755	797	792
10 years	1,155	786	665	431	368		10 years	1,395	1,657	1,534	1,735

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the fiscal year ended December 31, 2015, the fund’s portfolio turnover rate was 82% of the average value of its portfolio.

Principal investment strategies The fund uses a balanced approach to invest in a broad range of securities, including common stocks and investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality). The fund also invests in securities issued and guaranteed by the U.S. government and by federal agencies and instrumentalities. In addition, the fund may invest a portion of its assets in common stocks, most of which have a history of paying dividends, bonds and other securities of issuers domiciled outside the United States.

Normally the fund will maintain at least 50% of the value of its assets in common stocks and at least 25% of the value of its assets in debt securities, including money market securities. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and

American Balanced Fund / Summary prospectus     2

competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the

3     American Balanced Fund / Summary prospectus

timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses

American Balanced Fund / Summary prospectus     4

employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The 60% S&P 500/40% Bloomberg Barclays U.S. Aggregate Index is a composite blend of 60% of the S&P 500 Index and 40% of the Bloomberg Barclays U.S. Aggregate Index and represents a broad measure of the U.S. stock and bond markets, including market sectors in which the fund may invest. The Lipper Balanced Funds Index includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

5     American Balanced Fund / Summary prospectus

Average annual total returns For the periods ended December 31, 2015 (with maximum sales charge):
Share class	Inception date	1 year	5 years	10 years	Lifetime
A — Before taxes	7/26/1975	–4.13%	8.54%	6.20%	10.53%
— After taxes on distributions		–5.36	7.65	5.37	N/A
— After taxes on distributions and sale of fund shares		–1.33	6.72	4.89	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	–3.86%	8.73%	6.19%	7.40%
C	3/15/2001	–0.03	8.97	5.98	6.27
F-1	3/15/2001	1.67	9.80	6.81	6.84
F-2	8/5/2008	1.92	10.07	N/A	8.16
529-A	2/15/2002	–4.22	8.45	6.11	6.32
529-B	2/15/2002	–3.96	8.61	6.07	6.27
529-C	2/19/2002	–0.08	8.90	5.91	6.03
529-E	3/5/2002	1.38	9.47	6.46	6.28
529-F-1	9/17/2002	1.82	9.98	6.98	7.95
R-1	5/29/2002	0.88	8.98	6.00	5.97
R-2	5/21/2002	0.97	9.01	6.00	5.97
R-2E	8/29/2014	1.60	N/A	N/A	2.82
R-3	6/4/2002	1.34	9.47	6.48	6.59
R-4	6/21/2002	1.67	9.80	6.80	7.13
R-5	5/15/2002	1.98	10.12	7.11	7.02
R-6	5/1/2009	2.02	10.18	N/A	12.84

Indexes	1 year	5 years	10 years	Lifetime (from Class A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.38%	12.57%	7.31%	11.31%
Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	0.55	3.25	4.51	N/A
60% S&P 500/40% Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	1.28	8.95	6.48	N/A
Lipper Balanced Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	–0.42	6.98	5.43	9.79
Class A annualized 30-day yield at June 30, 2016: 1.55% (For current yield information, please call American FundsLine® at (800) 325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

American Balanced Fund / Summary prospectus     6

Management

Investment adviser Capital Research and Management CompanySM
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Gregory D. Johnson Vice Chairman of the Board and President	14 years	Partner – Capital World Investors
Hilda L. Applbaum Senior Vice President	18 years	Partner – Capital World Investors
Jeffrey T. Lager Senior Vice President	6 years	Partner – Capital World Investors
James R. Mulally Senior Vice President	11 years	Partner – Capital Fixed Income Investors
John H. Smet Senior Vice President	20 years	Partner – Capital Fixed Income Investors
Alan N. Berro Vice President	11 years	Partner – Capital World Investors
Michael T. Kerr	3 years	Partner – Capital World Investors
Dina N. Perry	11 years	Partner – Capital World Investors
John R. Queen	1 year	Vice President – Capital Fixed Income Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

You can access the fund’s statutory prospectus or SAI at americanfunds.com/prospectus.

MFGEIPX-011-0117P Litho in USA CGD/CF/8002 Investment Company File No. 811-00066

THE FUND PROVIDES A SPANISH TRANSLATION OF THE ABOVE SUMMARY PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE SUMMARY PROSPECTUS SUPPLEMENT FOR THE FUND.

/s/	MICHAEL W. STOCKTON
MICHAEL W. STOCKTON
SECRETARY

Summary Prospectus Amendment January 1, 2017

For the following funds with summary prospectuses dated January 12, 2016–July 1, 2016 (each as supplemented to date):

AMCAP Fund®

American Balanced Fund®

American Funds Developing World Growth and Income FundSM

American Funds Emerging Markets Bond FundSM

American Funds Inflation Linked Bond Fund®

American Funds Strategic Bond FundSM

The Bond Fund of America®

Capital World Growth and Income Fund®

EuroPacific Growth Fund®

Fundamental Investors®

The Investment Company of America®

New Economy Fund®

Washington Mutual Investors FundSM

1.	The legend on the cover page of the summary prospectus for each of the funds listed above is amended in its entirety to read as follows:

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated January 1, 2017, are incorporated by reference into this summary prospectus.

2.	With respect to The Bond Fund of America, the table under the heading “Portfolio managers” in the “Management” section of the summary prospectus is amended in its entirety to read as follows:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
John H. Smet Vice Chairman of the Board and President	28 years	Partner — Capital Fixed Income Investors
Andrew F. Barth Senior Vice President	7 years	Partner — Capital Fixed Income Investors
David J. Betanzos Senior Vice President	1 year	Partner — Capital Fixed Income Investors
David A. Hoag Senior Vice President	8 years	Partner — Capital Fixed Income Investors
Fergus N. MacDonald Senior Vice President	1 year	Partner — Capital Fixed Income Investors
Robert H. Neithart Senior Vice President	7 years	Partner — Capital Fixed Income Investors
Pramod Atluri Vice President	1 year	Vice President — Capital Fixed Income Investors

3.	The “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed below is amended by (i) replacing the column captioned “R-5E” in the “Annual fund operating expenses” table with the corresponding column set forth under such fund’s name below and (ii) replacing the column captioned “R-5E” in the cumulative estimated expense example table under the heading “Example” with the corresponding column set forth under such fund’s name below. Expense information for all other share classes remains unchanged. Except as indicated below, footnotes in the summary prospectus remain unchanged.

American Balanced Fund
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
R-5E
Management fees	0.23%
Distribution and/or service (12b-1) fees	none
Other expenses	0.30[3]
Total annual fund operating expenses	0.53

 3 Restated to reflect current fees.

Example

Share class	R-5E
1 year	$ 54
3 years	170
5 years	296
10 years	665

Fundamental Investors
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
R-5E
Management fees	0.25%
Distribution and/or service (12b-1) fees	none
Other expenses	0.28[3]
Total annual fund operating expenses	0.53

3 Restated to reflect current fees.

Example

Share class	R-5E
1 year	$ 54
3 years	170
5 years	296

10 years	665

The Investment Company of America
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
R-5E
Management fees	0.24%
Distribution and/or service (12b-1) fees	none
Other expenses	0.32[3]
Total annual fund operating expenses	0.56

3 Restated to reflect current fees.

Example

Share class	R-5E
1 year	$ 57
3 years	179
5 years	313
10 years	701

4.	The “Fees and expenses of the fund” section of the summary prospectus for The Bond Fund of America is amended by replacing the columns captioned “R-2E” and “R-5E” in the “Annual fund operating expenses” table and in the cumulative estimated expense example table under the heading “Example” with the corresponding columns set forth below. Expense information for all other share classes remains unchanged. Except as indicated below, footnotes in the summary prospectus remain unchanged.

The Bond Fund of America
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	R-2E	R-5E
Management fees	0.19%	0.19%
Distribution and/or service (12b-1) fees	0.60	none
Other expenses	0.26[3]	0.27[3]
Total annual fund operating expenses	1.05	0.46

3 Restated to reflect current fees.

Example

Share classes	R-2E	R-5E
1 year	$ 107	$ 47
3 years	334	148
5 years	579	258
10 years	1,283	579

5.	The “Fees and expenses of the fund” section of the summary prospectus for American Funds Developing World Growth and Income Fund is amended by replacing the “Annual fund operating expenses” table and the cumulative estimated expense example table under the heading “Example” with the updated tables set forth below. Except as indicated below, footnotes in the summary prospectus remain unchanged.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	A	B	C	F-1	F-2	F-3	529-A	529-B	529-C	529-E
Management fees	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and/or service (12b-1) fees	0.30	1.00	1.00	0.25	none	none	0.25	1.00[2]	1.00	0.50
Other expenses	0.33[2]	0.35[2]	0.37[2]	0.28[2]	0.27[2]	0.16[3]	0.43[2]	0.48[2]	0.44[2]	0.29[2]
Total annual fund operating expenses	1.39	2.11	2.13	1.29	1.03	0.92	1.44	2.24	2.20	1.55

529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6

Management fees	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
Distribution and/or service (12b-1) fees	0.00	1.00	0.75	0.60[2]	0.50	0.25	none	none	none
Other expenses	0.42[2]	0.29[2]	0.51[2]	0.52[2]	0.32[2]	0.28[2]	0.38[2]	0.22[2]	0.16[2]
Total annual fund operating expenses	1.18	2.05	2.02	1.88	1.58	1.29	1.14	0.98	0.92
Expense reimbursement	—	—	—	0.10[4]	—	—	—	—	—
Total annual fund operating expenses after expense reimbursements	1.18	2.05	2.02	1.78	1.58	1.29	1.14	0.98	0.92

2 Restated to reflect current fees.

3 Based on estimated amounts for the current fiscal year.

4 The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least January 1, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

3

Example

Share classes	A	B	C	F-1	F-2	F-3	529-A	529-B	529-C	529-E	529-F-1	R-1	R-2	R-2E
1 year	$ 708	$ 714	$ 316	$ 131	$ 105	$ 94	$ 713	$ 727	$ 323	$ 158	$ 120	$ 208	$ 205	$ 181
3 years	990	1,061	667	409	328	293	1,004	1,100	688	490	375	643	634	581
5 years	1,292	1,334	1,144	708	569	509	1,317	1,400	1,180	845	649	1,103	1,088	1,007
10 years	2,148	2,258	2,462	1,556	1,259	1,131	2,200	2,373	2,534	1,845	1,432	2,379	2,348	2,193

Share classes	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share classes	B	C	529-B	529-C
1 year	$ 161	$ 131	$ 116	$ 100	$ 94		1 year	$ 214	$ 216	$ 227	$ 223
3 years	499	409	362	312	293		3 years	661	667	700	688
5 years	860	708	628	542	509		5 years	1,134	1,144	1,200	1,180
10 years	1,878	1,556	1,386	1,201	1,131		10 years	2,258	2,462	2,373	2,534

Keep this amendment with your summary prospectus. Each fund’s summary prospectus consists of this amendment and the fund’s summary prospectus, as supplemented to date (which is incorporated herein by reference). For additional information about a fund, you should refer to its prospectus and statement of additional information, in each case as supplemented to date, except where specific information is provided in this amendment, in which case the disclosure provided in this amendment is controlling.

Lit. No. MFGEBS-199-0117P

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